Other Liabilities, Provisions, Contingencies and Commitments - Litigation, etc. (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 140,462
Commitments for the purchase of property, plant and equipment	3,394	$ 2,588	$ 726
Brazil
Disclosure of financial liabilities [line items]
Tax contingencies amount	66,710
Litigation amount	13,692	$ 13,728	10,721
Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Amount extraordinary benefit from revision of suspended tax credit			$ 1,083
Coca-Cola FEMSA | ICMS
Disclosure of financial liabilities [line items]
Tax contingencies amount	10,166
Coca-Cola FEMSA | Tax credits
Disclosure of financial liabilities [line items]
Tax contingencies amount	38,150
Coca-Cola FEMSA | Federal taxes
Disclosure of financial liabilities [line items]
Tax contingencies amount	5,188
Coca-Cola FEMSA | Amortization of goodwill
Disclosure of financial liabilities [line items]
Tax contingencies amount	9,949
Coca-Cola FEMSA | Liability over the operations of third party
Disclosure of financial liabilities [line items]
Tax contingencies amount	2,668
Coca-Cola FEMSA | Exclusion of ICMS from PIS/COFINS taxable basis
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 589